Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net Deferred Tax Asset

The following temporary differences gave rise to the net deferred tax asset at December 31, 2016 and 2015.

(Dollars in thousands)	2016	2015
Deferred tax assets:
Allowance for loan and lease losses	$2,442	$2,097
Loan fees	82	79
Deferred compensation	906	313
Benefit plans	955	586
Unrealized loss on securities	1,504	—
Nonaccrual interest	—	554
Business combination adjustments	720	1,166
Other	177	170

	6,786	4,965

Deferred tax liabilities:
Depreciation	(1,175)	(1,074)
Bond accretion	(117)	(111)
Goodwill and intangibles	(500)	(472)
Unrealized gain on securities	—	(806)
Prepaid expenses	(312)	(240)
Business combination adjustments	(367)	(428)
Other	(29)	(13)

	(2,500)	(3,144)

Deferred tax asset, net	$4,286	$1,821

Provision for Income Taxes

The provision for income taxes consists of the following:

(Dollars in thousands)	2016	2015	2014
Current expense	$2,613	$647	$1,574
Deferred (benefit) expense	(336)	997	(112)

Total provision for income taxes	$2,277	$1,644	$1,462

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax at the statutory rate of 34% to Mid Penn’s effective rate is as follows:

(Dollars in thousands)	2016	2015	2014
Provision at the expected statutory rate	$3,428	$2,779	$2,435
Effect of tax-exempt income	(1,089)	(1,105)	(1,086)
Effect of investment in life insurance	(90)	(91)	(68)
Nondeductible interest	41	37	42
Nondeductible merger and acquisition expense	—	34	163
Other items	(13)	(10)	(24)

Provision for income taxes	$2,277	$1,644	$1,462